Stockholders’ Permanent and Temporary Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Stock Options Granted

The grant date fair value of stock options granted during the three and nine months ended September 30, 2023 and 2022 was determined using the Black Scholes method, with the following assumptions used:

	Successor	Predecessor	Successor	Predecessor
	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
Fair value of common stock on date of grant	n/a	n/a	$15.26 - $78.05	$2.27 - $3.00
Risk free interest rate	n/a	n/a	3.53% - 4.27%	1.68% - 3.01%
Expected term (years)	n/a	n/a	6.00	3.53 - 6.00
Expected volatility	n/a	n/a	120% - 123%	111% - 119%
Expected dividends	n/a	n/a	0.00%	0.00%

In applying the Black-Scholes option pricing model to Predecessor stock options granted, the Company used the following assumptions:

	Successor	Predecessor
	For the period	For the period	For the year
	December 13 through	January 1 through	ended
	December 31, 2022	December 12, 2022	December 31, 2021
Fair value of common stock on date of grant	n/a	$2.27 - $3.00	$3.25
Risk free interest rate	n/a	1.68% - 3.01%	0.66% - 1.26%
Expected term (years)	n/a	3.53 - 6.00	5.00 - 6.00
Expected volatility	n/a	111% - 119%	118% - 125%
Expected dividends	n/a	0.00%	0.00%

Schedule of Stock Option Activity

A summary of the option activity for the nine months ended September 30, 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, January 1, 2023	56,999	$366.29
Granted	44,753	19.52
Exercised	-	-
Forfeited	-	-
Outstanding, September 30, 2023	101,752	$220.65	6.6	$-

Exercisable, September 30, 2023	56,284	$333.65	5.2	$-

A summary of the option activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ended December 12, 2022 for the Predecessor is presented below:

Successor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, December 13, 2022	56,999	$366.29
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2022	56,999	$366.29	5.8	$-

Exercisable, December 31, 2022	47,030	$337.43	5.3	$-

Predecessor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, January 1, 2022	8,755,179	$2.00
Granted	1,284,169	3.17
Exercised	-	-
Forfeited	-	-
Outstanding, December 12, 2022	10,039,348	$2.15	5.9	$3,271,992

Exercisable, December 12, 2022	8,258,023	$1.91	5.3	$3,271,992

Schedule of Information Related to Stock Options

The following table presents information related to stock options as of September 30, 2023:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$15.25	41,523	10	4,286
$73.85	2,858	-	-
$79.10	372	-	-
$176.05	18,952	2.3	18,952
$396.55	351	8.8	351
$405.30	20,819	5.5	20,819
$572.60	16,877	7.7	11,876
	101,752	5.2	56,284

The following table presents information related to stock options as of December 31, 2022:

Successor
Options Outstanding		Options Exercisable
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$176.05	18,952	3.1	18,952
$396.55	351	9.5	351
$405.30	20,819	6.3	20,819
$572.60	16,877	8.3	6,908
	56,999	5.3	47,030

Summary of Warrant Activity

A summary of the warrant activity for the nine months ended September 30, 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, January 1, 2023	246,594	$376.11
Issued	1,152,467	13.58
Exercised	(474,071)	5.33
Forfeited	(2,796)	109.69
Repriced - Old [1]	(24,672)	402.50
Repriced - New [1]	141,868	70.00
Repriced - Old [2]	(39,372)	35.00
Repriced - New [2]	39,372	5.78
Repriced - Old [3]	(203,464)	5.78
Repriced - New [3]	203,464	4.75
Outstanding, September 30, 2023	1,039,384	$100.25	4.6	$-

Exercisable, September 30, 2023	832,690	$123.37	4.4	$-

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 24,671 shares of common stock to their floor price of $70.00 per share.

[2]	Warrants represent the reset of the exercise price of certain April 28, 2023 offering warrants to purchase 39,371 shares of common stock to a price of $5.79 per share.

[3]	Warrants represent the reset of the exercise price of certain July 26, 2023 offering warrants to purchase 203,463 shares of common stock to a price of $4.75 per share.

A summary of the warrant activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ending December 12, 2022 for the Predecessor is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Successor	Warrants	Price	In Years	Value

Outstanding, December 13, 2022	246,594	$376.11
Issued	-	-
Outstanding, December 31, 2022	246,594	$376.11	4.8	$-

Exercisable, December 31, 2022	244,598	$376.11	4.8	$-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Predecessor	Warrants	Price	In Years	Value

Outstanding, January 1, 2022	2,154,352	$1.98
Issued	6,406,210	1.37
Exercised	-	-
Outstanding, December 12, 2022	8,560,562	$1.52	1.8	$59,681

Exercisable, December 12, 2022	8,560,562	$1.55	3.9	$34,203

Schedule of Information Related to Stock Warrants

The following table presents information related to stock warrants as of September 30, 2023:

Warrants Outstanding		Warrants Exercisable
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$4.75	203,464	n/a	-
$5.78	199,555	4.8	199,555
$35.00	275,378	4.6	275,378
$70.00	139,403	4.2	139,403
$176.05	2,994	1.3	998
$241.50	36,363	4.2	36,363
$402.50	173,306	4.2	173,306
$405.30	8,921	0.2	8,921
	1,039,384	4.4	833,924

The following table presents information related to stock warrants as of December 31, 2022 for the Successor:

Successor
Warrants Outstanding		Warrants Exercisable
Exercise	Outstanding	Weighted Average	Exercisable Number of
Price	Number of	Remaining Life	Warrants
$176.05	2,994	2.0	998
$241.50	36,363	4.9	36,363
$402.50	197,985	4.9	197,985
$405.30	9,252	1.0	9,252
	246,594	4.8	244,598

Schedule of Fair Value of Stock Warrants Granted

The issuance date fair value of stock warrants issued during the three and nine months ended September 30, 2023 and 2022 was determined using the Black Scholes method, with the following assumptions used:

	Successor	Predecessor	Successor	Predecessor
	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Fair value of common stock on date of grant	$4.90 - $5.95	n/a	$4.90 - $35.00	n/a
Risk free interest rate	4.09% - 4.42%	n/a	3.51% - 4.42%	n/a
Expected term (years)	4.9 - 5.5 years	n/a	5 years	n/a
Expected volatility	121% - 123%	n/a	121% - 123%	n/a
Expected dividends	n/a	n/a	n/a	n/a